Discontinued Operation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Loss from discontinued operations	$ (61,426)	$ (1,078,534)	$ (1,884,611)
Discontinued Operation [Member]
Revenues	55,192	65,778	2,687,305
Cost of revenues	2,313	11,207	2,230,100
Gross profit	52,879	54,571	457,205
Operating expenses	60,689	1,013,008	2,283,967
Loss from operations	(7,810)	(958,437)	(1,826,762)
Other expenses, net	(53,616)	(118,214)	(57,849)
Loss before income taxes	(61,426)	(1,076,651)	(1,884,611)
Provision for income taxes	0	0	0
Loss from discontinued operations	$ (61,426)	$ (1,076,651)	$ (1,884,611)